Property and Equipment, Net (Tables)	12 Months Ended
Feb. 29, 2024
Property, Plant and Equipment [Abstract]
Components of Property and Equipment, Net

Property and equipment, net, consisted of the followings:

	As of
	February 28, 2023	February 29, 2024
	RMB	RMB	USD
Leasehold improvement	7,334	5,501	765
Motor vehicles	3,007	2,772	385
Electronic equipment	3,503	3,275	455
Office equipment & furniture	1,760	1,355	188
Construction in progress	7,899	63,859	8,872
Total	23,503	76,762	10,665
Less: accumulated depreciation	9,524	10,693	1,486
Property and equipment, net	13,979	66,069	9,179